Quarterly Report
June 30, 2022
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.4%
AT&T, Inc.	21,016,942	$440,515,104
Lumen Technologies, Inc. (a)	8,420,639	91,869,171
Verizon Communications, Inc.	8,556,490	434,241,868
		966,626,143
ENTERTAINMENT — 22.9%
Activision Blizzard, Inc.	5,685,630	442,683,152
Electronic Arts, Inc.	2,546,952	309,836,711
Live Nation Entertainment, Inc. (b)	1,240,275	102,421,910
Netflix, Inc. (b)	2,376,950	415,657,246
Take-Two Interactive Software, Inc. (b)	1,431,795	175,437,841
Walt Disney Co. (b)	4,374,615	412,963,656
Warner Bros Discovery, Inc. (b)	20,001,508	268,420,237
		2,127,420,753
INTERACTIVE MEDIA & SERVICES — 46.3%
Alphabet, Inc. Class A (b)	520,910	1,135,198,327
Alphabet, Inc. Class C (b)	477,658	1,044,852,992
Match Group, Inc. (b)	2,586,570	180,258,063
Meta Platforms, Inc. Class A (b)	10,405,582	1,677,900,097
Twitter, Inc. (b)	6,908,456	258,307,170
		4,296,516,649
MEDIA — 15.5%
Charter Communications, Inc. Class A (b)	917,033	429,657,472
Comcast Corp. Class A	10,445,360	409,875,926
DISH Network Corp. Class A (a) (b)	2,270,986	40,718,779
Fox Corp. Class A	2,822,917	90,785,011
Fox Corp. Class B	1,309,524	38,892,863
Interpublic Group of Cos., Inc.	3,565,335	98,153,673
News Corp. Class A	3,518,319	54,815,410
News Corp. Class B	1,089,874	17,318,098
Security Description	Shares	Value
Omnicom Group, Inc.	1,863,309	$118,525,085
Paramount Global Class B (a)	5,510,209	135,991,958
		1,434,734,275
WIRELESS TELECOMMUNICATION SERVICES — 4.9%
T-Mobile US, Inc. (b)	3,331,804	448,260,910
TOTAL COMMON STOCKS (Cost $12,739,652,711)		9,273,558,730
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	2,629,616	2,629,353
State Street Navigator Securities Lending Portfolio II (e) (f)	61,519,611	61,519,611
TOTAL SHORT-TERM INVESTMENTS (Cost $64,148,964)		64,148,964
TOTAL INVESTMENTS — 100.7% (Cost $12,803,801,675)		9,337,707,694
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(60,372,625)
NET ASSETS — 100.0%		$9,277,335,069
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,273,558,730	$—	$—	$9,273,558,730
Short-Term Investments	64,148,964	—	—	64,148,964
TOTAL INVESTMENTS	$9,337,707,694	$—	$—	$9,337,707,694
See accompanying notes to Schedule of Investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,600,221	$3,600,941	$159,308,654	$160,278,763	$(1,479)	$—	2,629,616	$2,629,353	$16,119
State Street Navigator Securities Lending Portfolio II	76,583,434	76,583,434	1,125,692,862	1,140,756,685	—	—	61,519,611	61,519,611	201,879
Total		$80,184,375	$1,285,001,516	$1,301,035,448	$(1,479)	$—		$64,148,964	$217,998
See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.0%
Aptiv PLC (a)	1,229,490	$109,510,674
BorgWarner, Inc.	1,087,169	36,278,830
		145,789,504
AUTOMOBILES — 20.9%
Ford Motor Co.	17,920,119	199,450,924
General Motors Co. (a)	6,616,548	210,141,565
Tesla, Inc. (a)	3,705,164	2,495,131,541
		2,904,724,030
DISTRIBUTORS — 1.5%
Genuine Parts Co.	642,593	85,464,869
LKQ Corp.	1,180,824	57,966,650
Pool Corp.	181,845	63,869,419
		207,300,938
HOTELS, RESTAURANTS & LEISURE — 17.6%
Booking Holdings, Inc. (a)	184,343	322,414,064
Caesars Entertainment, Inc. (a)	972,840	37,259,772
Carnival Corp. (a) (b)	3,682,811	31,856,315
Chipotle Mexican Grill, Inc. (a)	126,933	165,934,434
Darden Restaurants, Inc.	566,043	64,030,784
Domino's Pizza, Inc.	163,590	63,752,659
Expedia Group, Inc. (a)	687,803	65,224,358
Hilton Worldwide Holdings, Inc.	1,263,052	140,754,515
Las Vegas Sands Corp. (a) (b)	1,560,363	52,412,593
Marriott International, Inc. Class A	1,247,663	169,694,645
McDonald's Corp.	2,562,402	632,605,806
MGM Resorts International	1,604,756	46,457,686
Norwegian Cruise Line Holdings, Ltd. (a) (b)	1,901,923	21,149,384
Penn National Gaming, Inc. (a) (b)	741,804	22,565,678
Royal Caribbean Cruises, Ltd. (a) (b)	1,018,174	35,544,454
Starbucks Corp.	5,204,672	397,584,894
Wynn Resorts, Ltd. (a) (b)	478,904	27,287,950
Yum! Brands, Inc.	1,294,042	146,886,707
		2,443,416,698
HOUSEHOLD DURABLES — 3.2%
D.R. Horton, Inc.	1,453,701	96,220,469
Garmin, Ltd.	692,307	68,019,164
Lennar Corp. Class A	1,173,644	82,824,057
Mohawk Industries, Inc. (a)	233,591	28,986,307
Newell Brands, Inc.	1,670,064	31,798,018
NVR, Inc. (a)	14,034	56,194,101
PulteGroup, Inc.	1,078,357	42,735,288
Whirlpool Corp. (b)	255,079	39,504,085
		446,281,489
INTERNET & DIRECT MARKETING RETAIL — 23.8%
Amazon.com, Inc. (a)	29,798,006	3,164,846,217
eBay, Inc.	2,540,591	105,866,427
Etsy, Inc. (a) (b)	576,876	42,233,092
		3,312,945,736
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc.	594,840	$48,705,499
MULTILINE RETAIL — 5.1%
Dollar General Corp.	1,038,189	254,813,108
Dollar Tree, Inc. (a)	1,021,497	159,200,308
Target Corp.	2,098,440	296,362,681
		710,376,097
SPECIALTY RETAIL — 21.3%
Advance Auto Parts, Inc.	277,195	47,979,682
AutoZone, Inc. (a)	90,095	193,624,966
Bath & Body Works, Inc. (b)	1,082,228	29,133,578
Best Buy Co., Inc.	918,801	59,896,637
CarMax, Inc. (a) (b)	728,516	65,916,128
Home Depot, Inc.	4,562,630	1,251,392,530
Lowe's Cos., Inc.	3,000,186	524,042,489
O'Reilly Automotive, Inc. (a)	298,221	188,404,099
Ross Stores, Inc.	1,594,650	111,992,269
TJX Cos., Inc.	5,329,562	297,656,038
Tractor Supply Co.	507,741	98,425,593
Ulta Beauty, Inc. (a)	237,050	91,378,034
		2,959,842,043
TEXTILES, APPAREL & LUXURY GOODS — 5.2%
NIKE, Inc. Class B	5,757,657	588,432,545
PVH Corp.	306,368	17,432,339
Ralph Lauren Corp.	210,006	18,827,038
Tapestry, Inc.	1,142,644	34,873,495
VF Corp.	1,464,858	64,702,778
		724,268,195
TOTAL COMMON STOCKS (Cost $17,932,895,126)		13,903,650,229
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	15,605,121	15,603,561
State Street Navigator Securities Lending Portfolio II (e) (f)	79,763,392	79,763,392
TOTAL SHORT-TERM INVESTMENTS (Cost $95,367,125)		95,366,953
TOTAL INVESTMENTS — 100.6% (Cost $18,028,262,251)		13,999,017,182
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(80,484,771)
NET ASSETS — 100.0%		$13,918,532,411
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.

See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,903,650,229	$—	$—	$13,903,650,229
Short-Term Investments	95,366,953	—	—	95,366,953
TOTAL INVESTMENTS	$13,999,017,182	$—	$—	$13,999,017,182
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,827,718	$5,828,883	$155,389,476	$145,611,558	$(3,068)	$(172)	15,605,121	$15,603,561	$38,337
State Street Navigator Securities Lending Portfolio II	88,081,524	88,081,524	1,228,350,386	1,236,668,518	—	—	79,763,392	79,763,392	123,143
Total		$93,910,407	$1,383,739,862	$1,382,280,076	$(3,068)	$(172)		$95,366,953	$161,480
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 27.5%
Brown-Forman Corp. Class B (a)	1,436,405	$100,778,175
Coca-Cola Co.	26,673,941	1,678,057,628
Constellation Brands, Inc. Class A	1,279,156	298,120,097
Keurig Dr. Pepper, Inc.	5,796,800	205,148,752
Molson Coors Beverage Co. Class B (a)	1,479,989	80,674,201
Monster Beverage Corp. (b)	2,955,356	273,961,501
PepsiCo, Inc.	9,453,137	1,575,459,813
		4,212,200,167
FOOD & STAPLES RETAILING — 19.1%
Costco Wholesale Corp.	3,030,273	1,452,349,244
Kroger Co.	5,155,621	244,015,542
Sysco Corp.	4,003,689	339,152,495
Walgreens Boots Alliance, Inc.	5,634,138	213,533,830
Walmart, Inc.	5,592,290	679,910,618
		2,928,961,729
FOOD PRODUCTS — 18.6%
Archer-Daniels-Midland Co.	4,422,051	343,151,158
Campbell Soup Co. (a)	1,588,521	76,328,434
Conagra Brands, Inc.	3,771,087	129,122,019
General Mills, Inc.	4,732,563	357,071,878
Hershey Co.	1,147,251	246,842,525
Hormel Foods Corp.	2,227,087	105,474,840
J.M. Smucker Co.	852,350	109,109,323
Kellogg Co.	1,991,332	142,061,625
Kraft Heinz Co.	5,578,706	212,771,847
Lamb Weston Holdings, Inc.	1,135,143	81,117,319
McCormick & Co., Inc.	1,966,385	163,701,551
Mondelez International, Inc. Class A	10,875,655	675,269,419
Tyson Foods, Inc. Class A	2,291,113	197,173,185
		2,839,195,123
HOUSEHOLD PRODUCTS — 23.2%
Church & Dwight Co., Inc.	1,907,783	176,775,173
Clorox Co.	967,166	136,351,063
Colgate-Palmolive Co.	6,584,987	527,720,858
Security Description	Shares	Value
Kimberly-Clark Corp.	2,647,723	$357,839,763
Procter & Gamble Co.	16,403,494	2,358,658,402
		3,557,345,259
PERSONAL PRODUCTS — 3.0%
Estee Lauder Cos., Inc. Class A	1,821,695	463,931,066
TOBACCO — 8.2%
Altria Group, Inc.	14,228,354	594,318,346
Philip Morris International, Inc.	6,650,905	656,710,360
		1,251,028,706
TOTAL COMMON STOCKS (Cost $16,507,574,440)		15,252,662,050
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	29,145,180	29,142,265
State Street Navigator Securities Lending Portfolio II (e) (f)	10,539,739	10,539,739
TOTAL SHORT-TERM INVESTMENTS (Cost $39,681,893)		39,682,004
TOTAL INVESTMENTS — 99.9% (Cost $16,547,256,333)		15,292,344,054
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		18,569,933
NET ASSETS — 100.0%		$15,310,913,987
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,252,662,050	$—	$—	$15,252,662,050
Short-Term Investments	39,682,004	—	—	39,682,004
TOTAL INVESTMENTS	$15,292,344,054	$—	$—	$15,292,344,054
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,187,963	$15,191,001	$462,563,664	$448,607,743	$(4,768)	$111	29,145,180	$29,142,265	$50,210
State Street Navigator Securities Lending Portfolio II	3,227,202	3,227,202	388,865,062	381,552,525	—	—	10,539,739	10,539,739	20,735
Total		$18,418,203	$851,428,726	$830,160,268	$(4,768)	$111		$39,682,004	$70,945
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ENERGY EQUIPMENT & SERVICES — 8.8%
Baker Hughes Co.	26,164,109	$755,357,827
Halliburton Co.	25,230,639	791,232,839
Schlumberger NV	39,538,143	1,413,883,993
		2,960,474,659
OIL, GAS & CONSUMABLE FUELS — 90.9%
APA Corp.	9,461,214	330,196,369
Chevron Corp.	49,582,575	7,178,565,209
ConocoPhillips	16,884,872	1,516,430,354
Coterra Energy, Inc.	22,540,443	581,318,025
Devon Energy Corp.	17,169,557	946,214,286
Diamondback Energy, Inc.	4,667,063	565,414,682
EOG Resources, Inc.	13,639,419	1,506,337,434
Exxon Mobil Corp.	89,509,864	7,665,624,753
Hess Corp.	7,749,130	820,942,832
Kinder Morgan, Inc.	54,547,297	914,212,698
Marathon Oil Corp.	19,795,939	445,012,709
Marathon Petroleum Corp.	15,133,011	1,244,084,834
Occidental Petroleum Corp.	24,904,838	1,466,396,861
ONEOK, Inc.	12,493,033	693,363,332
Phillips 66	13,457,654	1,103,393,052
Pioneer Natural Resources Co.	6,294,430	1,404,161,444
Security Description	Shares	Value
Valero Energy Corp.	11,415,517	$1,213,241,147
Williams Cos., Inc.	34,070,970	1,063,354,974
		30,658,264,995
TOTAL COMMON STOCKS (Cost $32,008,604,642)		33,618,739,654
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (a) (b) (Cost $122,488,659)	122,493,782	122,481,533
TOTAL INVESTMENTS — 100.1% (Cost $32,131,093,301)		33,741,221,187
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(30,932,151)
NET ASSETS — 100.0%		$33,710,289,036
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2022.

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Energy Select Sector (long)	1,200	09/16/2022	$104,616,000	$89,604,000	$(15,012,000)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,618,739,654	$—	$—	$33,618,739,654
Short-Term Investment	122,481,533	—	—	122,481,533
TOTAL INVESTMENTS	$33,741,221,187	$—	$—	$33,741,221,187
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(15,012,000)	—	—	(15,012,000)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(15,012,000)	$—	$—	$(15,012,000)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	25,520,972	$25,526,076	$1,601,241,379	$1,504,270,126	$(8,670)	$(7,126)	122,493,782	$122,481,533	$245,665
State Street Navigator Securities Lending Portfolio II	204,202,820	204,202,820	1,360,336,193	1,564,539,013	—	—	—	—	73,468
Total		$229,728,896	$2,961,577,572	$3,068,809,139	$(8,670)	$(7,126)		$122,481,533	$319,133
See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 34.0%
Bank of America Corp.	59,508,195	$1,852,490,110
Citigroup, Inc.	16,299,068	749,594,137
Citizens Financial Group, Inc.	4,128,159	147,333,995
Comerica, Inc.	1,090,031	79,986,475
Fifth Third Bancorp	5,758,446	193,483,786
First Republic Bank	1,506,144	217,185,965
Huntington Bancshares, Inc.	12,079,403	145,315,218
JPMorgan Chase & Co.	24,650,381	2,775,879,404
KeyCorp.	7,826,294	134,847,046
M&T Bank Corp.	1,505,683	239,990,813
PNC Financial Services Group, Inc.	3,471,252	547,659,428
Regions Financial Corp.	7,857,855	147,334,781
Signature Bank	528,007	94,624,135
SVB Financial Group (a)	493,864	195,071,341
Truist Financial Corp.	11,174,837	530,022,519
US Bancorp	11,347,830	522,227,137
Wells Fargo & Co.	31,813,205	1,246,123,240
Zions Bancorp NA	1,264,386	64,357,247
		9,883,526,777
CAPITAL MARKETS — 26.5%
Ameriprise Financial, Inc.	925,225	219,907,478
Bank of New York Mellon Corp.	6,237,608	260,170,630
BlackRock, Inc.	1,195,228	727,941,661
Cboe Global Markets, Inc.	889,599	100,693,711
Charles Schwab Corp.	12,658,282	799,750,257
CME Group, Inc.	3,016,854	617,550,014
FactSet Research Systems, Inc.	318,234	122,383,249
Franklin Resources, Inc. (b)	2,345,443	54,672,276
Goldman Sachs Group, Inc.	2,882,610	856,192,822
Intercontinental Exchange, Inc.	4,686,419	440,710,843
Invesco, Ltd.	2,847,475	45,929,772
MarketAxess Holdings, Inc.	317,368	81,249,382
Moody's Corp.	1,349,188	366,938,660
Morgan Stanley	11,745,749	893,381,669
MSCI, Inc.	680,875	280,622,631
Nasdaq, Inc.	967,611	147,599,382
Northern Trust Corp.	1,748,930	168,736,767
Raymond James Financial, Inc.	1,631,700	145,890,297
S&P Global, Inc.	2,913,056	981,874,655
State Street Corp. (c)	3,081,145	189,952,589
T Rowe Price Group, Inc. (b)	1,911,900	217,210,959
		7,719,359,704
CONSUMER FINANCE — 4.8%
American Express Co.	5,119,728	709,696,695
Capital One Financial Corp.	3,298,722	343,693,845
Discover Financial Services	2,358,153	223,034,111
Synchrony Financial	4,209,048	116,253,906
		1,392,678,557
DIVERSIFIED FINANCIAL SERVICES — 14.3%
Berkshire Hathaway, Inc. Class B (a)	15,184,972	4,145,801,056
Security Description	Shares	Value
INSURANCE — 20.2%
Aflac, Inc.	4,974,172	$275,220,937
Allstate Corp.	2,307,854	292,474,337
American International Group, Inc.	6,649,012	339,963,984
Aon PLC Class A	1,782,447	480,690,307
Arthur J Gallagher & Co.	1,763,285	287,485,986
Assurant, Inc.	453,750	78,430,687
Brown & Brown, Inc.	1,955,637	114,091,863
Chubb, Ltd.	3,556,090	699,056,171
Cincinnati Financial Corp.	1,249,755	148,695,850
Everest Re Group, Ltd.	330,938	92,755,303
Globe Life, Inc.	761,566	74,229,838
Hartford Financial Services Group, Inc.	2,760,457	180,616,701
Lincoln National Corp.	1,356,760	63,455,665
Loews Corp.	1,635,501	96,919,789
Marsh & McLennan Cos., Inc.	4,211,664	653,860,836
MetLife, Inc.	5,801,607	364,282,903
Principal Financial Group, Inc. (b)	1,972,325	131,731,587
Progressive Corp.	4,908,921	570,760,245
Prudential Financial, Inc.	3,153,263	301,704,204
Travelers Cos., Inc.	2,011,858	340,265,544
Willis Towers Watson PLC	935,574	184,672,952
WR Berkley Corp.	1,758,458	120,032,343
		5,891,398,032
TOTAL COMMON STOCKS (Cost $36,674,523,679)		29,032,764,126
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	55,122,280	55,116,768
State Street Navigator Securities Lending Portfolio II (c) (f)	108,482,363	108,482,363
TOTAL SHORT-TERM INVESTMENTS (Cost $163,601,966)		163,599,131
TOTAL INVESTMENTS — 100.3% (Cost $36,838,125,645)		29,196,363,257
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(94,943,082)
NET ASSETS — 100.0%		$29,101,420,175
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$29,032,764,126	$—	$—	$29,032,764,126
Short-Term Investments	163,599,131	—	—	163,599,131
TOTAL INVESTMENTS	$29,196,363,257	$—	$—	$29,196,363,257
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	3,542,553	$300,125,090	$238,586,866	$261,191,965	$(4,719,863)	$(82,847,539)	3,081,145	$189,952,589	$6,179,709
State Street Institutional Liquid Reserves Fund, Premier Class	43,504,448	43,513,149	1,013,140,435	1,001,522,986	(10,995)	(2,835)	55,122,280	55,116,768	116,104
State Street Navigator Securities Lending Portfolio II	3,282,379	3,282,379	1,160,443,779	1,055,243,795	—	—	108,482,363	108,482,363	47,283
Total		$346,920,618	$2,412,171,080	$2,317,958,746	$(4,730,858)	$(82,850,374)		$353,551,720	$6,343,096
See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 14.6%
AbbVie, Inc.	13,732,762	$2,103,309,828
Amgen, Inc.	4,151,440	1,010,045,352
Biogen, Inc. (a)	1,138,468	232,179,164
Gilead Sciences, Inc.	9,747,689	602,504,657
Incyte Corp. (a)	1,457,911	110,757,499
Moderna, Inc. (a)	2,689,286	384,164,505
Regeneron Pharmaceuticals, Inc. (a)	839,564	496,291,467
Vertex Pharmaceuticals, Inc. (a)	1,987,588	560,082,423
		5,499,334,895
HEALTH CARE EQUIPMENT & SUPPLIES — 18.1%
Abbott Laboratories	13,607,203	1,478,422,606
ABIOMED, Inc. (a)	352,689	87,294,054
Align Technology, Inc. (a)	568,318	134,503,821
Baxter International, Inc.	3,913,129	251,340,276
Becton Dickinson & Co.	2,215,346	546,149,249
Boston Scientific Corp. (a)	11,109,699	414,058,482
Cooper Cos., Inc.	382,027	119,620,294
DENTSPLY SIRONA, Inc.	1,674,352	59,824,597
DexCom, Inc. (a)	3,050,240	227,334,387
Edwards Lifesciences Corp. (a)	4,838,819	460,123,299
Hologic, Inc. (a)	1,937,370	134,259,741
IDEXX Laboratories, Inc. (a)	652,817	228,962,506
Intuitive Surgical, Inc. (a)	2,789,587	559,898,007
Medtronic PLC	10,420,405	935,231,349
ResMed, Inc.	1,136,795	238,306,336
STERIS PLC	775,876	159,946,837
Stryker Corp.	2,615,534	520,308,179
Teleflex, Inc.	363,084	89,264,201
Zimmer Biomet Holdings, Inc.	1,628,732	171,114,584
		6,815,962,805
HEALTH CARE PROVIDERS & SERVICES — 22.9%
AmerisourceBergen Corp.	1,171,989	165,813,004
Cardinal Health, Inc.	2,117,073	110,659,406
Centene Corp. (a)	4,545,365	384,583,333
Cigna Corp.	2,465,682	649,756,521
CVS Health Corp.	10,190,605	944,261,459
DaVita, Inc. (a) (b)	477,814	38,206,007
Elevance Health, Inc.	1,873,489	904,108,322
HCA Healthcare, Inc.	1,768,090	297,145,205
Henry Schein, Inc. (a)	1,074,630	82,467,106
Humana, Inc.	983,039	460,131,065
Laboratory Corp. of America Holdings	721,538	169,099,646
McKesson Corp.	1,129,614	368,491,383
Molina Healthcare, Inc. (a)	456,191	127,555,565
Quest Diagnostics, Inc. (b)	912,067	121,286,670
UnitedHealth Group, Inc.	7,290,829	3,744,788,499
Universal Health Services, Inc. Class B (b)	521,702	52,540,608
		8,620,893,799
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 12.5%
Agilent Technologies, Inc.	2,332,204	$276,995,869
Bio-Rad Laboratories, Inc. Class A (a)	167,410	82,867,950
Bio-Techne Corp.	304,485	105,546,680
Charles River Laboratories International, Inc. (a)	394,821	84,479,849
Danaher Corp.	5,028,820	1,274,906,446
Illumina, Inc. (a)	1,220,888	225,082,912
IQVIA Holdings, Inc. (a)	1,470,929	319,176,884
Mettler-Toledo International, Inc. (a)	176,223	202,439,696
PerkinElmer, Inc.	978,006	139,092,013
Thermo Fisher Scientific, Inc.	3,042,182	1,652,756,637
Waters Corp. (a)	468,090	154,928,428
West Pharmaceutical Services, Inc.	574,069	173,581,244
		4,691,854,608
PHARMACEUTICALS — 31.7%
Bristol-Myers Squibb Co.	16,545,675	1,274,016,975
Catalent, Inc. (a)	1,388,000	148,918,520
Eli Lilly & Co.	6,128,694	1,987,106,456
Johnson & Johnson	20,449,514	3,629,993,230
Merck & Co., Inc.	19,652,145	1,791,686,060
Organon & Co.	1,964,851	66,313,721
Pfizer, Inc.	43,604,125	2,286,164,274
Viatris, Inc.	9,372,125	98,126,149
Zoetis, Inc.	3,657,333	628,658,969
		11,910,984,354
TOTAL COMMON STOCKS (Cost $39,035,532,319)		37,539,030,461
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	44,099,778	44,095,368
State Street Navigator Securities Lending Portfolio II (e) (f)	18,746,443	18,746,443
TOTAL SHORT-TERM INVESTMENTS (Cost $62,842,786)		62,841,811
TOTAL INVESTMENTS — 100.0% (Cost $39,098,375,105)		37,601,872,272
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		10,833,530
NET ASSETS — 100.0%		$37,612,705,802
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.

See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,539,030,461	$—	$—	$37,539,030,461
Short-Term Investments	62,841,811	—	—	62,841,811
TOTAL INVESTMENTS	$37,601,872,272	$—	$—	$37,601,872,272
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	28,313,341	$28,319,003	$632,816,443	$617,029,316	$(6,902)	$(3,860)	44,099,778	$44,095,368	$123,526
State Street Navigator Securities Lending Portfolio II	27,800	27,800	1,313,729,340	1,295,010,697	—	—	18,746,443	18,746,443	48,554
Total		$28,346,803	$1,946,545,783	$1,912,040,013	$(6,902)	$(3,860)		$62,841,811	$172,080
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 22.0%
Boeing Co. (a)	2,811,773	$384,425,605
General Dynamics Corp.	1,165,316	257,826,165
Howmet Aerospace, Inc.	1,901,669	59,807,490
Huntington Ingalls Industries, Inc.	202,505	44,109,639
L3Harris Technologies, Inc.	975,200	235,705,840
Lockheed Martin Corp.	1,197,424	514,844,423
Northrop Grumman Corp. (b)	738,735	353,536,409
Raytheon Technologies Corp.	7,519,172	722,667,621
Textron, Inc.	1,087,445	66,410,266
TransDigm Group, Inc. (a)	262,184	140,706,287
		2,780,039,745
AIR FREIGHT & LOGISTICS — 8.7%
C.H. Robinson Worldwide, Inc. (b)	643,408	65,222,269
Expeditors International of Washington, Inc.	848,178	82,663,428
FedEx Corp.	1,205,514	273,302,079
United Parcel Service, Inc. Class B	3,713,233	677,813,552
		1,099,001,328
AIRLINES — 2.6%
Alaska Air Group, Inc. (a) (b)	637,508	25,532,195
American Airlines Group, Inc. (a) (b)	3,283,856	41,639,294
Delta Air Lines, Inc. (a)	3,241,092	93,894,435
Southwest Airlines Co. (a)	2,997,916	108,284,726
United Airlines Holdings, Inc. (a)	1,651,868	58,509,165
		327,859,815
BUILDING PRODUCTS — 5.2%
A.O. Smith Corp.	657,407	35,947,015
Allegion PLC	443,894	43,457,222
Carrier Global Corp.	4,288,588	152,931,048
Fortune Brands Home & Security, Inc.	661,382	39,603,554
Johnson Controls International PLC	3,517,203	168,403,680
Masco Corp.	1,192,893	60,360,386
Trane Technologies PLC	1,182,385	153,556,340
		654,259,245
CAPITAL MARKETS — 0.0% (c)
S&P Global, Inc.	2	674
COMMERCIAL SERVICES & SUPPLIES — 6.0%
Cintas Corp.	439,794	164,276,253
Copart, Inc. (a)	1,080,657	117,424,190
Republic Services, Inc.	1,054,061	137,944,963
Rollins, Inc. (b)	1,145,257	39,992,374
Waste Management, Inc.	1,931,333	295,455,322
		755,093,102
CONSTRUCTION & ENGINEERING — 0.7%
Quanta Services, Inc. (b)	726,597	91,071,668
ELECTRICAL EQUIPMENT — 6.4%
AMETEK, Inc.	1,167,431	128,288,992
Security Description	Shares	Value
Eaton Corp. PLC	2,017,331	$254,163,533
Emerson Electric Co.	3,003,261	238,879,380
Generac Holdings, Inc. (a) (b)	322,739	67,962,379
Rockwell Automation, Inc.	587,777	117,149,834
		806,444,118
INDUSTRIAL CONGLOMERATES — 10.5%
3M Co.	2,876,813	372,288,370
General Electric Co. (b)	5,564,881	354,315,973
Honeywell International, Inc.	3,441,674	598,197,358
		1,324,801,701
MACHINERY — 19.6%
Caterpillar, Inc.	2,696,635	482,050,473
Cummins, Inc.	713,448	138,073,591
Deere & Co.	1,411,467	422,692,023
Dover Corp.	728,845	88,423,475
Fortive Corp.	1,812,302	98,552,983
IDEX Corp.	384,294	69,799,319
Illinois Tool Works, Inc.	1,432,921	261,149,852
Ingersoll Rand, Inc.	2,053,118	86,395,205
Nordson Corp.	272,649	55,195,064
Otis Worldwide Corp.	2,137,556	151,061,083
PACCAR, Inc.	1,757,807	144,737,828
Parker-Hannifin Corp.	649,014	159,689,895
Pentair PLC	836,195	38,272,645
Snap-on, Inc. (b)	269,857	53,169,925
Stanley Black & Decker, Inc. (b)	763,268	80,036,282
Westinghouse Air Brake Technologies Corp.	923,510	75,801,701
Xylem, Inc.	910,460	71,179,763
		2,476,281,107
PROFESSIONAL SERVICES — 3.9%
Equifax, Inc.	618,511	113,051,441
Jacobs Engineering Group, Inc.	650,374	82,682,047
Leidos Holdings, Inc.	690,967	69,587,286
Nielsen Holdings PLC	1,818,511	42,225,825
Robert Half International, Inc.	558,794	41,848,083
Verisk Analytics, Inc.	798,322	138,181,555
		487,576,237
ROAD & RAIL — 11.6%
CSX Corp.	10,992,770	319,449,896
JB Hunt Transport Services, Inc.	423,743	66,726,810
Norfolk Southern Corp.	1,204,960	273,875,359
Old Dominion Freight Line, Inc. (b)	464,172	118,958,000
Union Pacific Corp.	3,175,160	677,198,125
		1,456,208,190
TRADING COMPANIES & DISTRIBUTORS — 2.6%
Fastenal Co.	2,910,195	145,276,934
United Rentals, Inc. (a)	362,066	87,949,452

See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
W.W. Grainger, Inc.	216,999	$98,610,856
		331,837,242
TOTAL COMMON STOCKS (Cost $16,377,856,523)		12,590,474,172
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	22,220,054	22,217,832
State Street Navigator Securities Lending Portfolio II (f) (g)	41,866,678	41,866,678
TOTAL SHORT-TERM INVESTMENTS (Cost $64,084,767)		64,084,510
TOTAL INVESTMENTS — 100.3% (Cost $16,441,941,290)		12,654,558,682
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(39,356,638)
NET ASSETS — 100.0%		$12,615,202,044

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Industrial Select Sector Index (long)	243	09/16/2022	$21,517,650	$21,384,000	$(133,650)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,590,474,172	$—	$—	$12,590,474,172
Short-Term Investments	64,084,510	—	—	64,084,510
TOTAL INVESTMENTS	$12,654,558,682	$—	$—	$12,654,558,682
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(133,650)	—	—	(133,650)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(133,650)	$—	$—	$(133,650)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	54,880,923	$54,891,899	$281,334,206	$314,005,307	$(2,709)	$(257)	22,220,054	$22,217,832	$48,338
State Street Navigator Securities Lending Portfolio II	11,459,054	11,459,054	1,320,275,412	1,289,867,788	—	—	41,866,678	41,866,678	83,327
Total		$66,350,953	$1,601,609,618	$1,603,873,095	$(2,709)	$(257)		$64,084,510	$131,665
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 69.0%
Air Products & Chemicals, Inc.	1,691,721	$406,825,066
Albemarle Corp.	893,358	186,693,955
Celanese Corp.	826,199	97,169,264
CF Industries Holdings, Inc.	1,591,248	136,417,691
Corteva, Inc.	5,520,495	298,879,599
Dow, Inc.	5,554,077	286,645,914
DuPont de Nemours, Inc.	3,879,126	215,601,823
Eastman Chemical Co.	983,130	88,255,580
Ecolab, Inc.	1,895,749	291,490,366
FMC Corp.	960,680	102,802,367
International Flavors & Fragrances, Inc.	1,943,946	231,562,848
Linde PLC (a)	3,839,115	1,103,860,736
LyondellBasell Industries NV Class A	1,974,330	172,674,902
Mosaic Co.	2,761,341	130,418,136
PPG Industries, Inc.	1,801,727	206,009,465
Sherwin-Williams Co.	1,825,576	408,764,722
		4,364,072,434
CONSTRUCTION MATERIALS — 4.5%
Martin Marietta Materials, Inc.	475,730	142,357,445
Vulcan Materials Co.	1,013,754	144,054,444
		286,411,889
CONTAINERS & PACKAGING — 12.1%
Amcor PLC	11,463,343	142,489,354
Avery Dennison Corp.	623,328	100,898,103
Ball Corp. (b)	2,439,400	167,757,538
International Paper Co.	2,827,215	118,262,403
Packaging Corp. of America	714,768	98,280,600
Security Description	Shares	Value
Sealed Air Corp.	1,114,352	$64,320,397
Westrock Co.	1,944,053	77,451,072
		769,459,467
METALS & MINING — 14.2%
Freeport-McMoRan, Inc.	11,055,199	323,475,123
Newmont Corp.	6,054,096	361,247,908
Nucor Corp. (b)	2,029,563	211,906,673
		896,629,704
TOTAL COMMON STOCKS (Cost $7,716,493,770)		6,316,573,494
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d) (Cost $4,366,031)	4,366,432	4,365,995
TOTAL INVESTMENTS — 99.9% (Cost $7,720,859,801)		6,320,939,489
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,494,464
NET ASSETS — 100.0%		$6,325,433,953
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,316,573,494	$—	$—	$6,316,573,494
Short-Term Investment	4,365,995	—	—	4,365,995
TOTAL INVESTMENTS	$6,320,939,489	$—	$—	$6,320,939,489
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,680,014	$8,681,750	$189,892,261	$194,208,949	$969	$(36)	4,366,432	$4,365,995	$18,343
State Street Navigator Securities Lending Portfolio II	—	—	330,545,237	330,545,237	—	—	—	—	11,548
Total		$8,681,750	$520,437,498	$524,754,186	$969	$(36)		$4,365,995	$29,891
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 97.1%
Alexandria Real Estate Equities, Inc. REIT	833,214	$120,841,026
American Tower Corp. REIT	2,606,348	666,156,485
AvalonBay Communities, Inc. REIT	784,288	152,347,944
Boston Properties, Inc. REIT	800,119	71,194,589
Camden Property Trust REIT	597,617	80,367,534
Crown Castle International Corp. REIT	2,428,809	408,962,859
Digital Realty Trust, Inc. REIT	1,596,777	207,309,558
Duke Realty Corp. REIT	2,156,651	118,507,972
Equinix, Inc. REIT	510,549	335,440,904
Equity Residential REIT	1,919,596	138,633,223
Essex Property Trust, Inc. REIT	366,514	95,847,076
Extra Space Storage, Inc. REIT	753,293	128,150,205
Federal Realty OP LP, REIT	399,681	38,265,459
Healthpeak Properties, Inc. REIT	3,027,148	78,433,405
Host Hotels & Resorts, Inc. REIT	3,996,770	62,669,354
Iron Mountain, Inc. REIT	1,630,088	79,368,985
Kimco Realty Corp. REIT	3,455,686	68,318,912
Mid-America Apartment Communities, Inc. REIT	647,476	113,094,633
Prologis, Inc. REIT	4,151,978	488,480,212
Public Storage REIT	856,583	267,827,807
Realty Income Corp. REIT	3,374,381	230,335,247
Regency Centers Corp. REIT	867,402	51,445,613
SBA Communications Corp. REIT	604,859	193,585,123
Simon Property Group, Inc. REIT	1,841,726	174,816,632
UDR, Inc. REIT	1,679,118	77,306,593
Security Description	Shares	Value
Ventas, Inc. REIT	2,242,224	$115,317,580
VICI Properties, Inc. REIT	5,401,850	160,921,111
Vornado Realty Trust REIT	889,985	25,444,671
Welltower, Inc. REIT	2,546,368	209,693,405
Weyerhaeuser Co. REIT	4,176,296	138,318,924
		5,097,403,041
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.6%
CBRE Group, Inc. Class A (a)	1,833,504	134,964,229
TOTAL COMMON STOCKS (Cost $6,092,255,737)		5,232,367,270
SHORT-TERM INVESTMENT — 0.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (b) (c) (Cost $1,007,307)	1,007,408	1,007,307
TOTAL INVESTMENTS — 99.7% (Cost $6,093,263,044)		5,233,374,577
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		15,291,933
NET ASSETS — 100.0%		$5,248,666,510
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Real Estate Select Sector Index	295	09/16/2022	$14,154,313	$14,761,063	$606,750
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,232,367,270	$—	$—	$5,232,367,270
Short-Term Investment	1,007,307	—	—	1,007,307
TOTAL INVESTMENTS	$5,233,374,577	$—	$—	$5,233,374,577
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$606,750	$—	$—	$606,750
TOTAL OTHER FINANCIAL INSTRUMENTS:	$606,750	$—	$—	$606,750
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,233,981,327	$—	$—	$5,233,981,327
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,783,509	$4,784,465	$193,968,022	$197,744,724	$(456)	$—	1,007,408	$1,007,307	$8,028
State Street Navigator Securities Lending Portfolio II	11,462,368	11,462,368	67,079,975	78,542,343	—	—	—	—	9,141
Total		$16,246,833	$261,047,997	$276,287,067	$(456)	$—		$1,007,307	$17,169
See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 3.0%
Arista Networks, Inc. (a)	1,016,939	$95,327,862
Cisco Systems, Inc.	18,772,603	800,463,792
F5, Inc. (a)	273,232	41,815,425
Juniper Networks, Inc.	1,460,041	41,611,169
Motorola Solutions, Inc.	756,015	158,460,744
		1,137,678,992
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Amphenol Corp. Class A	2,698,423	173,724,473
CDW Corp.	610,621	96,209,445
Corning, Inc.	3,435,096	108,239,875
Keysight Technologies, Inc. (a)	822,319	113,356,674
TE Connectivity, Ltd.	1,455,893	164,734,293
Teledyne Technologies, Inc. (a)	211,705	79,412,662
Trimble, Inc. (a)	1,130,373	65,821,620
Zebra Technologies Corp. Class A (a)	237,308	69,756,686
		871,255,728
IT SERVICES — 16.6%
Accenture PLC Class A	2,862,362	794,734,809
Akamai Technologies, Inc. (a)	724,397	66,159,178
Automatic Data Processing, Inc.	1,887,747	396,502,380
Broadridge Financial Solutions, Inc.	529,711	75,510,303
Cognizant Technology Solutions Corp. Class A	2,355,158	158,949,613
DXC Technology Co. (a)	1,104,746	33,484,851
EPAM Systems, Inc. (a)	258,237	76,123,103
Fidelity National Information Services, Inc.	2,760,086	253,017,084
Fiserv, Inc. (a)	2,628,920	233,895,012
FleetCor Technologies, Inc. (a)	349,474	73,427,982
Gartner, Inc. (a)	363,915	88,005,565
Global Payments, Inc.	1,272,318	140,769,264
International Business Machines Corp.	4,064,557	573,874,803
Jack Henry & Associates, Inc.	329,224	59,266,905
Mastercard, Inc. Class A	3,880,767	1,224,304,373
Paychex, Inc.	1,451,999	165,339,126
PayPal Holdings, Inc. (a)	5,233,199	365,486,618
VeriSign, Inc. (a)	430,683	72,066,186
Visa, Inc. Class A	7,436,991	1,464,269,158
		6,315,186,313
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.7%
Advanced Micro Devices, Inc. (a)	7,323,015	559,990,957
Analog Devices, Inc.	2,364,853	345,481,375
Applied Materials, Inc.	3,992,050	363,196,709
Broadcom, Inc.	1,845,030	896,334,024
Enphase Energy, Inc. (a)	610,224	119,140,134
Intel Corp.	18,478,057	691,264,112
KLA Corp.	674,351	215,171,917
Security Description	Shares	Value
Lam Research Corp.	626,834	$267,125,309
Microchip Technology, Inc.	2,512,474	145,924,490
Micron Technology, Inc.	5,046,142	278,950,730
Monolithic Power Systems, Inc.	198,157	76,100,214
NVIDIA Corp.	11,315,887	1,715,375,310
NXP Semiconductors NV	1,186,498	175,637,299
ON Semiconductor Corp. (a)	1,963,550	98,786,201
Qorvo, Inc. (a)	490,028	46,219,441
QUALCOMM, Inc.	5,061,270	646,526,630
Skyworks Solutions, Inc.	727,195	67,367,345
SolarEdge Technologies, Inc. (a)	250,275	68,495,262
Teradyne, Inc. (b)	723,985	64,832,857
Texas Instruments, Inc.	4,167,110	640,276,451
		7,482,196,767
SOFTWARE — 34.2%
Adobe, Inc. (a)	2,135,210	781,614,973
ANSYS, Inc. (a)	393,151	94,077,103
Autodesk, Inc. (a)	983,017	169,039,603
Cadence Design Systems, Inc. (a)	1,246,113	186,954,334
Ceridian HCM Holding, Inc. (a)	620,815	29,227,970
Citrix Systems, Inc. (a)	563,661	54,770,939
Fortinet, Inc. (a)	3,010,476	170,332,732
Intuit, Inc.	1,277,972	492,581,528
Microsoft Corp.	33,797,647	8,680,249,679
NortonLifeLock, Inc.	2,629,417	57,741,997
Oracle Corp.	7,113,809	497,041,835
Paycom Software, Inc. (a)	217,625	60,961,115
PTC, Inc. (a)	475,770	50,593,382
Roper Technologies, Inc.	478,588	188,874,754
Salesforce, Inc. (a)	4,489,748	740,988,010
ServiceNow, Inc. (a)	905,862	430,755,498
Synopsys, Inc. (a)	691,894	210,128,208
Tyler Technologies, Inc. (a)	187,398	62,306,087
		12,958,239,747
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 24.0%
Apple, Inc.	63,367,339	8,663,582,588
Hewlett Packard Enterprise Co.	5,875,325	77,906,810
HP, Inc.	4,760,147	156,037,619
NetApp, Inc.	1,005,656	65,608,997
Seagate Technology Holdings PLC	893,168	63,807,922
Western Digital Corp. (a)	1,415,199	63,443,371
		9,090,387,307
TOTAL COMMON STOCKS (Cost $39,658,519,423)		37,854,944,854
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	73,318,348	73,311,016

See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	6,795,412	$6,795,412
TOTAL SHORT-TERM INVESTMENTS (Cost $80,104,142)		80,106,428
TOTAL INVESTMENTS — 100.0% (Cost $39,738,623,565)		37,935,051,282
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(10,867,063)
NET ASSETS — 100.0%		$37,924,184,219
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Technology Select Sector Index (long)	474	09/16/2022	$62,628,670	$60,847,380	$(1,781,290)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,854,944,854	$—	$—	$37,854,944,854
Short-Term Investments	80,106,428	—	—	80,106,428
TOTAL INVESTMENTS	$37,935,051,282	$—	$—	$37,935,051,282
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,781,290)	—	—	(1,781,290)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,781,290)	$—	$—	$(1,781,290)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	77,796,250	$77,811,810	$578,263,388	$582,743,667	$(5,477)	$(15,038)	73,318,348	$73,311,016	$159,648
State Street Navigator Securities Lending Portfolio II	102,000	102,000	1,718,435,100	1,711,741,688	—	—	6,795,412	6,795,412	83,663
Total		$77,913,810	$2,296,698,488	$2,294,485,355	$(5,477)	$(15,038)		$80,106,428	$243,311
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 63.1%
Alliant Energy Corp. (a)	4,003,696	$234,656,623
American Electric Power Co., Inc.	8,197,603	786,478,032
Constellation Energy Corp.	5,214,962	298,608,724
Duke Energy Corp.	12,289,692	1,317,577,879
Edison International	6,084,979	384,814,072
Entergy Corp. (a)	3,246,414	365,676,073
Evergy, Inc.	3,663,086	239,016,361
Eversource Energy	5,505,222	465,026,102
Exelon Corp.	15,646,813	709,113,565
FirstEnergy Corp.	9,113,595	349,870,912
NextEra Energy, Inc.	31,358,728	2,429,047,071
NRG Energy, Inc. (a)	3,787,737	144,577,921
Pinnacle West Capital Corp.	1,803,780	131,892,394
PPL Corp.	11,746,937	318,694,401
Southern Co.	16,960,780	1,209,473,222
Xcel Energy, Inc.	8,694,095	615,194,162
		9,999,717,514
GAS UTILITIES — 1.6%
Atmos Energy Corp. (a)	2,219,078	248,758,644
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.4%
AES Corp. (a)	10,660,811	223,983,639
MULTI-UTILITIES — 31.0%
Ameren Corp. (a)	4,122,036	372,467,173
CenterPoint Energy, Inc.	10,047,647	297,209,398
CMS Energy Corp.	4,631,232	312,608,160
Consolidated Edison, Inc. (a)	5,655,528	537,840,713
Dominion Energy, Inc. (a)	12,950,076	1,033,545,566
DTE Energy Co.	3,092,627	391,990,472
NiSource, Inc.	6,477,666	191,026,370
Public Service Enterprise Group, Inc.	7,969,484	504,308,948
Security Description	Shares	Value
Sempra Energy	5,017,112	$753,921,420
WEC Energy Group, Inc.	5,035,181	506,740,616
		4,901,658,836
WATER UTILITIES — 2.7%
American Water Works Co., Inc. (a)	2,901,198	431,611,227
TOTAL COMMON STOCKS (Cost $16,417,181,924)		15,805,729,860
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (b) (c)	36,299,759	36,296,129
State Street Navigator Securities Lending Portfolio II (d) (e)	24,830,875	24,830,875
TOTAL SHORT-TERM INVESTMENTS (Cost $61,125,399)		61,127,004
TOTAL INVESTMENTS — 100.2% (Cost $16,478,307,323)		15,866,856,864
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(27,619,784)
NET ASSETS — 100.0%		$15,839,237,080
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,805,729,860	$—	$—	$15,805,729,860
Short-Term Investments	61,127,004	—	—	61,127,004
TOTAL INVESTMENTS	$15,866,856,864	$—	$—	$15,866,856,864
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,505,066	$21,509,367	$443,351,763	$428,555,046	$(7,980)	$(1,975)	36,299,759	$36,296,129	$13,892
State Street Navigator Securities Lending Portfolio II	2,602,779	2,602,779	1,186,490,346	1,164,262,250	—	—	24,830,875	24,830,875	52,836
Total		$24,112,146	$1,629,842,109	$1,592,817,296	$(7,980)	$(1,975)		$61,127,004	$66,728
See accompanying notes to Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities.Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.